Restricted Net Assets - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Aug. 27, 2019 $ / shares shares	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)
Assets
Total Assets	¥ 1,530,419	$ 236,903	¥ 1,025,231
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 and 56,000,000 shares as of June 30, 2020 and 2021, respectively)	36	6	34	$ 5			$ 5
Additional paid-in capital	503,050	77,870	500,581
Accumulated gain	135,597	20,990	(47,056)
Accumulated other comprehensive (loss)/income	4,281	663	(6,261)
Total equity	720,927	111,597	500,257			¥ 391,187		¥ 487,645
Total Liabilities and Equity	¥ 1,530,419	$ 236,903	¥ 1,025,231
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	50,000,000	50,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000	50,000,000	50,000,000
Parent Company
Assets
Investments in subsidiaries and VIEs	¥ 720,927	$ 111,597	¥ 500,257
Total Assets	720,927	111,597	500,257
Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 50,000,000 and 56,000,000 shares as of June 30, 2020 and 2021, respectively)	36	6	34
Additional paid-in capital	503,050	77,870	500,581
Accumulated gain	213,560	33,058	5,903
Accumulated other comprehensive (loss)/income	4,281	663	(6,261)
Total equity	720,927	111,597	500,257
Total Liabilities and Equity	¥ 720,927	$ 111,597	¥ 500,257
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	56,000,000	50,000,000	50,000,000
Ordinary shares, outstanding shares	56,000,000	56,000,000	50,000,000	50,000,000